Income Taxes - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Income Tax Rate Abstract
Income at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%
Transaction costs	9.36%	0.00%
Interest and penalties	3.92%	0.00%
Change in valuation allowance	28.35%	2.98%
Effective income tax rate	62.63%	23.98%